Note 22 - Leases - Parenthetical Information (Detail: Text Values) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	€ 2,870	€ 3,185
Of which: Properties leases	2,847	3,154
Of which: Vehicle leases	19	23
Carrying amount of lease liabilities included in "Other liabilities"	3,281
Of which: Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	€ 407	€ 441
Of which: Leaseback arrangement for the entire headquarter in month	181	181
Interest expense recorded from the compounding of the lease liabilities	€ (80)
Expenses relating to short-term leases	(44)
Expenses relating to low-value assets	(1)
Income from the subletting of RoU assets	21
Total cash outflow for leases	738
Of which: Expenditures made for real estate rentals	724
Of which: Principal portion of lease payments	659
Of which: Payments for the interest portion	€ 79
Rental payments for lease and sublease agreements		€ 747
Of which: Charges for minimum lease payments		769
Of which: Sublease rentals received		€ 20